JPMorgan Climate Change Solutions ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Canada — 2.0%
West Fraser Timber Co. Ltd.	5,014	435,962
China — 1.5%
Contemporary Amperex Technology Co. Ltd., Class A	3,600	249,787
NARI Technology Co. Ltd., Class A	23,100	90,547
		340,334
Denmark — 1.0%
Orsted A/S (a)	1,074	95,642
Vestas Wind Systems A/S	4,530	132,555
		228,197
Finland — 2.7%
UPM-Kymmene OYJ	16,602	601,760
France — 5.2%
Dassault Systemes SE	17,008	632,543
Neoen SA (a)	3,759	141,148
Nexans SA	1,461	154,930
SPIE SA	8,201	223,889
		1,152,510
Germany — 9.9%
Encavis AG	7,762	150,392
Infineon Technologies AG	24,102	867,924
Mercedes-Benz Group AG	9,737	724,550
Siemens AG (Registered)	2,846	444,560
		2,187,426
Ireland — 1.3%
Kingspan Group plc	4,635	298,105
Italy — 2.2%
Ariston Holding NV	4,127	42,713
Prysmian SpA	10,964	447,745
		490,458
Japan — 5.6%
Daikin Industries Ltd.	2,300	399,498
Keyence Corp.	1,600	736,590
Kurita Water Industries Ltd.	2,300	104,002
		1,240,090
Netherlands — 1.7%
Alfen N.V. * (a)	1,415	131,281
Arcadis NV	2,947	127,960
Koninklijke DSM NV	830	106,740
		365,981
Norway — 0.5%
Aker Carbon Capture ASA *	20,897	30,974
TOMRA Systems ASA	3,974	70,154
		101,128

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 4.7%
LG Energy Solution Ltd. *	1,387	589,961
Samsung SDI Co. Ltd.	827	463,453
		1,053,414
Spain — 4.6%
EDP Renovaveis SA	11,032	239,958
Iberdrola SA	56,455	662,317
Solaria Energia y Medio Ambiente SA *	5,693	116,813
		1,019,088
Sweden — 2.0%
Boliden AB	3,391	152,178
Nibe Industrier AB, Class B	26,812	289,684
		441,862
Switzerland — 6.2%
ABB Ltd. (Registered)	18,705	651,227
Sika AG (Registered)	2,585	734,520
		1,385,747
United Kingdom — 6.4%
CNH Industrial NV	40,032	709,367
Linde plc	1,311	433,862
SSE plc	12,652	270,053
		1,413,282
United States — 41.5%
AGCO Corp.	4,150	573,240
Array Technologies, Inc. *	2,797	62,177
Autodesk, Inc. *	3,190	686,360
Brookfield Renewable Corp.	3,929	123,842
Carrier Global Corp.	15,781	718,509
ChargePoint Holdings, Inc. * (b)	6,531	79,286
Cognex Corp.	4,117	225,365
Deere & Co.	1,853	783,523
Eaton Corp. plc	560	90,838
Enphase Energy, Inc. *	1,471	325,650
Evoqua Water Technologies Corp. *	5,690	276,022
Johnson Controls International plc	1,948	135,522
NextEra Energy, Inc.	9,569	714,135
Plug Power, Inc. *	1,873	31,879
Rayonier, Inc., REIT	8,711	316,993
Schneider Electric SE	5,268	854,552
Shoals Technologies Group, Inc., Class A *	2,187	60,995
SolarEdge Technologies, Inc. *	1,379	440,080
TE Connectivity Ltd.	1,589	202,041
Tetra Tech, Inc.	1,461	227,215
Trane Technologies plc	4,752	851,178
Trimble, Inc. *	1,638	95,102

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Weyerhaeuser Co., REIT	16,883	581,282
Xylem, Inc.	7,318	761,145
		9,216,931
Total Common Stocks (Cost $22,712,157)		21,972,275
Short-Term Investments — 1.0%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (c) (d)(Cost $143,828)	143,756	143,842
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)(Cost $75,600)	75,600	75,600
Total Short-Term Investments (Cost $219,428)		219,442
Total Investments — 100.0% (Cost $22,931,585)		22,191,717
Liabilities in Excess of Other Assets — (0.0)% ^		(1,477)
NET ASSETS — 100.0%		22,190,240

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $76,482.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	16.3%
Machinery	14.5
Building Products	12.1
Electric Utilities	7.8
Electronic Equipment, Instruments & Components	7.8
Semiconductors & Semiconductor Equipment	7.4
Software	5.9
Chemicals	5.7
Paper & Forest Products	4.7
Equity Real Estate Investment Trusts (REITs)	4.0
Independent Power and Renewable Electricity Producers	3.5
Automobiles	3.3
Commercial Services & Supplies	2.5
Industrial Conglomerates	2.0
Others (each less than 1.0%)	1.5
Short-Term Investments	1.0

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$435,962	$—	$—	$435,962
China	—	340,334	—	340,334
Denmark	—	228,197	—	228,197
Finland	—	601,760	—	601,760
France	—	1,152,510	—	1,152,510
Germany	—	2,187,426	—	2,187,426
Ireland	—	298,105	—	298,105
Italy	42,713	447,745	—	490,458

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$1,240,090	$—	$1,240,090
Netherlands	—	365,981	—	365,981
Norway	—	101,128	—	101,128
South Korea	—	1,053,414	—	1,053,414
Spain	—	1,019,088	—	1,019,088
Sweden	—	441,862	—	441,862
Switzerland	—	1,385,747	—	1,385,747
United Kingdom	1,143,229	270,053	—	1,413,282
United States	8,362,379	854,552	—	9,216,931
Total Common Stocks	9,984,283	11,987,992	—	21,972,275
Short-Term Investments
Investment Companies	143,842	—	—	143,842
Investment of Cash Collateral from Securities Loaned	75,600	—	—	75,600
Total Short-Term Investments	219,442	—	—	219,442
Total Investments in Securities	$10,203,725	$11,987,992	$—	$22,191,717
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	$—	$416,795	$272,994	$27	$14	$143,842	143,756	$917	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	—	124,649	49,049	—	—	75,600	75,600	338	—
Total	$—	$541,444	$322,043	$27	$14	$219,442		$1,255	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.